15 Trade account payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Schedule or trade account payables

See accounting policies in note 20. Information about the Company’s exposure to currency and liquidity is included in Note 4.

	Note	2020	2019
Trade payables:
Domestic market			-
Third parties		1,077,679	1,006,391
Third parties (drawee risk)	(i)	239,512	74,685
Related parties	9	97,900	155,980
Related parties (drawee risk)	(i)	546,044
		-	-
Foreign market	(ii)	-	-
Third parties		8,023,032	7,964,536
		-	-
Present value adjustment - foreign market	(iii)	(30,619)	(80,766)
		9,953,548	9,120,826

Current liabilities		9,946,315	9,116,989
Non-current liabilities		7,233	3,837
Total		9,953,548	9,120,826

(i)	The Company participates in a finance programme under which its suppliers may elect to receive early payment of their invoices from a bank by factoring their receivable from the Company. Under the arrangement there is no change in the instruments issued by the supplier and amount and payment terms are maintained.
(ii)	Considers R$4.7 billion (R$6.5 billion in 2019) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
(iii)	The rate for calculating the Present Value Adjustment (PVA) applied to the external market payments with terms equal to or longer than 90 days is calculated based on the average rate for lengthening the term of trade payables.